Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended
	Jun. 30, 2018	May 17, 2017	Jun. 06, 2018	Dec. 31, 2017
Percentage of ownership			12.00%
NESR Holdings Ltd (Sponsor) [Member] | Successor [Member]
Repayments of advances from related party		$ 200
Advance from related party outstanding	$ 0			$ 1
Tom Wood [Member] | Successor [Member]
Repayments of advances from related party	400
Advance from related party outstanding	$ 400
Mubadarah Investments LLC [Member]
Percentage of ownership	80.00%
Mubadarah Investments LLC [Member] | Successor [Member]
Rental income	$ 14
Payables of outstanding balance	$ 5,100
Percentage of ownership	22.00%
Tasneea Oil & Gas Technology LLC [Member]
Percentage of ownership	99.00%
GES [Member]
Advance from related party outstanding	$ 4,800
Percentage of ownership	20.00%
GES [Member] | Successor [Member]
Administrative service fee	$ 300
Charges for oil and gas	$ 33
Hilal Al Busaidy [Member]
Percentage of ownership	1.00%